Investments - Schedule of Amortized Cost and Fair Value of Available-for-sale Investments and Unrealized Gains and Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Investments [Line Items]
Amortized Costs	$ 4,293
Gross Unrealized Gains	0
Gross Unrealized Losses	1
Fair Value	4,292	$ 4,292
Corporate securities
Schedule Of Investments [Line Items]
Amortized Costs	4,293
Gross Unrealized Gains	0
Gross Unrealized Losses	1
Fair Value	$ 4,292	$ 4,292